Troubled Debt Restructuring (Details) - USD ($)				3 Months Ended	9 Months Ended
	Nov. 15, 2024	Oct. 31, 2024	Sep. 25, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Troubled Debt Restructuring [Line Items]
Waive outstanding net rate			25.00%
Gain on troubled debt				$ 124,299	$ 476,746
Accounts Payable [Member]
Troubled Debt Restructuring [Line Items]
Gain on troubled debt				106,819	343,267
Blacksoil Capital Private Limited [Member]
Troubled Debt Restructuring [Line Items]
Waive outstanding net rate	25.00%		25.00%
Fixed coupon interest rate		10.00%
Mercury Car Rentals Limited [Member]
Troubled Debt Restructuring [Line Items]
Gain on troubled debt					31,951
Jain and Sons Services Limited [Member]
Troubled Debt Restructuring [Line Items]
Gain on troubled debt				$ 17,883	17,883
Lender [Member]
Troubled Debt Restructuring [Line Items]
Penal interest					$ 31,951
Maximum [Member]
Troubled Debt Restructuring [Line Items]
Earning per share (in Dollars per share)				$ 0.06
Reverse stock split (in Dollars per share)				0.0006	$ 0.0006
Minimum [Member]
Troubled Debt Restructuring [Line Items]
Earning per share (in Dollars per share)					0.34
Reverse stock split (in Dollars per share)				$ 0.0034	$ 0.0034
7.7% Debenture [Member]
Troubled Debt Restructuring [Line Items]
Gain on troubled debt					$ 83,645